INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory [Table Text Block]	Inventories by major categories are as follows:
	2013	2013	2012
	USD	RMB	RMB
Finished goods	77	466	516,372